Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Central Index Key	0000826344
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Apr. 30, 2013
Morgan Stanley Global Infrastructure Fund | A
Risk/Return:
Trading Symbol	UTLAX
Morgan Stanley Global Infrastructure Fund | B
Risk/Return:
Trading Symbol	UTLBX
Morgan Stanley Global Infrastructure Fund | L
Risk/Return:
Trading Symbol	UTLCX
Morgan Stanley Global Infrastructure Fund | I
Risk/Return:
Trading Symbol	UTLDX
Morgan Stanley Global Infrastructure Fund | Q
Risk/Return:
Trading Symbol	UTLQX